Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Accelevation Holdings Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43490
Entity Tax Identification Number	42-3222150
Entity Address, Address Line One	9555 N. Springboro Pike, Suite 400
Entity Address, City or Town	Miamisburg
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45342
City Area Code	937
Local Phone Number	258-0616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	ACCV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0002141406